Portfolio of investments—April 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.32%
Communication services: 3.96%
Interactive media & services: 3.96%
Alphabet, Inc. Class C	57,762	$9,293,328
Consumer discretionary: 6.77%
Automobiles: 2.32%
General Motors Co.	120,184	5,437,124
Household durables: 2.74%
D.R. Horton, Inc.	51,015	6,445,235
Textiles, apparel & luxury goods: 1.71%
NIKE, Inc. Class B	71,032	4,006,205
Consumer staples: 8.30%
Consumer staples distribution & retail: 2.08%
Walmart, Inc.	50,230	4,884,868
Food products: 3.45%
Mondelez International, Inc. Class A	119,138	8,116,872
Personal care products: 2.77%
Unilever PLC ADR	102,246	6,497,733
Energy: 5.87%
Oil, gas & consumable fuels: 5.87%
ConocoPhillips	49,630	4,423,026
EOG Resources, Inc.	30,634	3,379,849
Exxon Mobil Corp.	56,715	5,990,805
		13,793,680
Financials: 20.56%
Banks: 8.35%
Bank of America Corp.	203,914	8,132,090
Citigroup, Inc.	128,612	8,794,489
JPMorgan Chase & Co.	11,035	2,699,382
		19,625,961
Capital markets: 3.94%
Intercontinental Exchange, Inc.	55,067	9,249,604
Financial services: 6.19%
Berkshire Hathaway, Inc. Class B†	15,522	8,277,106
Fiserv, Inc.†	30,130	5,561,094
Rocket Cos., Inc. Class A	54,112	698,586
		14,536,786
Insurance: 2.08%
American International Group, Inc.	59,961	4,888,021
See accompanying notes to portfolio of investments
Allspring Large Company Value Fund | 1

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Health care: 14.67%
Biotechnology: 1.78%
Vertex Pharmaceuticals, Inc.†	8,230	$4,193,185
Health care equipment & supplies: 2.68%
Medtronic PLC	74,344	6,301,398
Health care providers & services: 6.24%
Cigna Group	20,692	7,036,108
Labcorp Holdings, Inc.	31,626	7,622,182
		14,658,290
Life sciences tools & services: 2.52%
Danaher Corp.	15,926	3,174,530
ICON PLC ADR†	18,051	2,733,643
		5,908,173
Pharmaceuticals: 1.45%
Johnson & Johnson	21,762	3,401,618
Industrials: 18.78%
Aerospace & defense: 4.14%
L3Harris Technologies, Inc.	15,375	3,382,808
RTX Corp.	50,231	6,335,636
		9,718,444
Electrical equipment: 1.44%
Eaton Corp. PLC	11,467	3,375,541
Ground transportation: 4.33%
Canadian Pacific Kansas City Ltd.	140,216	10,161,453
Industrial conglomerates: 2.53%
3M Co.	6,752	937,920
Honeywell International, Inc.	23,822	5,014,531
		5,952,451
Machinery: 1.38%
Caterpillar, Inc.	10,496	3,246,098
Trading companies & distributors: 4.96%
AerCap Holdings NV	69,914	7,410,884
Air Lease Corp. Class A	90,594	4,236,175
		11,647,059
Information technology: 9.59%
IT services: 3.58%
Accenture PLC Class A	19,355	5,790,048
International Business Machines Corp.	10,786	2,608,271
		8,398,319
See accompanying notes to portfolio of investments
2 | Allspring Large Company Value Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 1.60%
NXP Semiconductors NV	20,460	$3,770,983
Software: 4.41%
Cadence Design Systems, Inc.†	15,501	4,615,267
Microsoft Corp.	14,511	5,735,618
		10,350,885
Materials: 4.03%
Chemicals: 2.67%
CF Industries Holdings, Inc.	53,681	4,206,980
Sherwin-Williams Co.	5,817	2,052,936
		6,259,916
Construction materials: 1.36%
Vulcan Materials Co.	12,200	3,200,426
Real estate: 3.85%
Real estate management & development: 1.67%
CBRE Group, Inc. Class A†	32,152	3,928,331
Specialized REITs: 2.18%
Public Storage	17,053	5,123,233
Utilities: 2.94%
Electric utilities: 2.94%
NextEra Energy, Inc.	103,295	6,908,370
Total common stocks (Cost $230,470,547)		233,279,590

		Yield
Short-term investments: 0.96%
Investment companies: 0.96%
Allspring Government Money Market Fund Select Class♠∞		4.26%	2,261,814	2,261,814
Total short-term investments (Cost $2,261,814)				2,261,814
Total investments in securities (Cost $232,732,361)	100.28%			235,541,404
Other assets and liabilities, net	(0.28)			(652,009)
Total net assets	100.00%			$234,889,395

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Large Company Value Fund | 3

Portfolio of investments—April 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,131,370	$26,060,315	$(28,929,871)	$0	$0	$2,261,814	2,261,814	$183,008
See accompanying notes to portfolio of investments
4 | Allspring Large Company Value Fund

Notes to portfolio of investments—April 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Company Value Fund | 5

Notes to portfolio of investments—April 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$9,293,328	$0	$0	$9,293,328
Consumer discretionary	15,888,564	0	0	15,888,564
Consumer staples	19,499,473	0	0	19,499,473
Energy	13,793,680	0	0	13,793,680
Financials	48,300,372	0	0	48,300,372
Health care	34,462,664	0	0	34,462,664
Industrials	44,101,046	0	0	44,101,046
Information technology	22,520,187	0	0	22,520,187
Materials	9,460,342	0	0	9,460,342
Real estate	9,051,564	0	0	9,051,564
Utilities	6,908,370	0	0	6,908,370
Short-term investments
Investment companies	2,261,814	0	0	2,261,814
Total assets	$235,541,404	$0	$0	$235,541,404
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Large Company Value Fund